Restructuring, Impairment, and Plant Closing and Transition Costs - Restructuring, Impairment and Plant Closing and Transition Costs (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Restructuring and Related Activities [Abstract]
Cash charges	$ 5	$ 14
Accelerated depreciation	2	0
Other plant closure costs	4	0
Total Restructuring, Impairment and Plant Closing and Transition Costs	$ 11	$ 14